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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-22025

ING Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Emerging Markets Corporate Debt Fund
ING Emerging Markets Hard Currency Debt Fund
ING Emerging Markets Local Currency Debt Fund
ING Investment Grade Credit Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Corporate Debt Fund	as of December 31, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 97.1%
		Austria: 0.5%
500,000	#	OAS Investments GmbH, 8.250%, 10/19/19	$531,250	0.5

		Bermuda: 1.2%
500,000		Alliance Oil Co. Ltd., 9.875%, 03/11/15	550,175	0.5
150,000		Noble Group Ltd., 4.875%, 08/05/15	155,437	0.2
500,000		Rosy Unicorn Ltd., 6.500%, 02/09/17	554,155	0.5
			1,259,767	1.2
		Brazil: 12.5%
250,000	#	Banco Bradesco SA/Cayman Islands, 5.750%, 03/01/22	271,875	0.3
1,000,000	#	Banco BTG Pactual SA/Cayman Islands, 5.750%, 09/28/22	1,027,500	1.0
800,000		Banco do Brasil SA/Cayman, 3.875%, 10/10/22	808,000	0.8
350,000		Banco Votorantim SA, 7.375%, 01/21/20	395,500	0.4
275,000		Centrais Eletricas Brasileiras SA, 5.750%, 10/27/21	297,000	0.3
300,000		Cosan Finance Ltd., 7.000%, 02/01/17	343,500	0.3
225,000		Embraer SA, 5.150%, 06/15/22	246,937	0.2
410,000		Fibria Overseas Finance Ltd., 6.750%, 03/03/21	458,175	0.5
450,000		Hypermarcas SA, 6.500%, 04/20/21	491,625	0.5
300,000	#	Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	307,875	0.3
201,000		Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	216,075	0.2
662,000	#	Itau Unibanco Holding SA/Cayman Island, 6.200%, 12/21/21	734,820	0.7
550,000		JBS USA, LLC/JBS USA Finance, Inc., 7.250%, 06/01/21	554,125	0.5
550,000		Minerva Luxembourg SA, 12.250%, 02/10/22	661,375	0.6
1,135,000	#	Odebrecht Finance Ltd., 7.500%, 09/29/49	1,245,663	1.2
300,000		Oi SA, 5.750%, 02/10/22	313,500	0.3
1,505,000		Petrobras International Finance Co. - Pifco, 3.500%, 02/06/17	1,581,645	1.6
500,000	#	Samarco Mineracao SA, 4.125%, 11/01/22	510,000	0.5
250,000		Suzano Trading Ltd., 5.875%, 01/23/21	262,500	0.3
250,000		Telemar Norte Leste SA, 5.500%, 10/23/20	261,250	0.3
923,000		Vale Overseas Ltd., 4.625%, 09/15/20	1,001,009	1.0
650,000		Voto-Votorantim Overseas Trading Operations NV, 6.625%, 09/25/19	763,750	0.7
			12,753,699	12.5
		Chile: 2.4%
800,000		Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	842,265	0.8
400,000		Colbun SA, 6.000%, 01/21/20	446,563	0.5
825,000		Inversiones CMPC SA, 6.125%, 11/05/19	939,393	0.9
200,000	#	Telefonica Chile SA, 3.875%, 10/12/22	200,426	0.2
			2,428,647	2.4
		China: 5.7%
750,000		Agile Property Holdings Ltd., 10.000%, 11/14/16	826,875	0.8
300,000		China Overseas Finance Cayman II Ltd., 5.500%, 11/10/20	335,456	0.3
200,000		China Overseas Finance Cayman IV Ltd., 4.875%, 02/15/17	216,969	0.2
450,000	#	China Resources Gas Group Ltd, 4.500%, 04/05/22	495,366	0.5
350,000		CNOOC Finance 2012 Ltd., 5.000%, 05/02/42	406,884	0.4
200,000		CNPC HK Overseas Capital Ltd., 4.500%, 04/28/21	223,889	0.2
400,000		COSL Finance BVI Ltd., 3.250%, 09/06/22	392,001	0.4
900,000		Country Garden Holdings Co. Ltd., 11.125%, 02/23/18	1,048,500	1.0
750,000		Franshion Development Ltd., 6.750%, 04/15/21	806,250	0.8
400,000		Longfor Properties Co. Ltd., 9.500%, 04/07/16	445,000	0.4
300,000	#	Mega Advance Investments Ltd., 6.375%, 05/12/41	381,647	0.4
250,000		Yancoal International Resources Development Co. Ltd., 5.730%, 05/16/22	257,976	0.3
			5,836,813	5.7
		Colombia: 4.0%
750,000		Bancolombia SA, 5.950%, 06/03/21	870,000	0.8

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Corporate Debt Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets

			Colombia (continued)
800,000		#	Colombia Telecomunicaciones SA ESP, 5.375%, 09/27/22	$815,000	0.8
681,000			Ecopetrol SA, 7.625%, 07/23/19	883,597	0.9
763,000		#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	860,283	0.8
600,000			Pacific Rubiales Energy Corp., 7.250%, 12/12/21	696,000	0.7
				4,124,880	4.0
			Croatia: 1.1%
1,000,000		#	Agrokor DD, 8.875%, 02/01/20	1,091,250	1.1

			Czech Republic: 1.8%
400,000			CEZ A/S, 4.250%, 04/03/22	430,176	0.4
EUR	1,000,000	#	EP Energy AS, 5.875%, 11/01/19	1,425,554	1.4
				1,855,730	1.8
			Dominican Republic: 0.3%
250,000		#	Aeropuertos Dominicanos Siglo XXI SA, 9.250%, 11/13/19	263,750	0.3

			Guatemala: 3.0%
3,000,000		#	Industrial Senior Trust, 5.500%, 11/01/22	3,015,000	3.0

			Hong Kong: 4.4%
1,300,000			Bank of China Hong Kong Ltd., 5.550%, 02/11/20	1,468,819	1.4
250,000			Hutchison Whampoa International 11 Ltd., 4.625%, 01/13/22	279,819	0.3
400,000			Hutchison Whampoa International 12 Ltd., 6.000%, 04/29/49	425,000	0.4
450,000		#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	478,125	0.5
500,000			Noble Group Ltd., 6.750%, 01/29/20	529,375	0.5
300,000			Swire Pacific MTN Financing Ltd., 4.500%, 02/28/22	332,428	0.3
895,000			Wiseyear Holdings Ltd., 5.000%, 02/15/17	961,884	1.0
				4,475,450	4.4
			Hungary: 0.6%
600,000			MOL Group Finance SA, 6.250%, 09/26/19	621,750	0.6

			India: 5.1%
800,000			Axis Bank Ltd./Dubai, 5.125%, 09/05/17	850,138	0.8
1,100,000		#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	1,157,694	1.2
550,000			Reliance Holdings USA, Inc., 5.400%, 02/14/22	615,656	0.6
1,450,000		#	Reliance Holdings USA, Inc., 5.400%, 02/14/22	1,623,092	1.6
700,000		#	State Bank of India/London, 4.125%, 08/01/17	721,370	0.7
200,000			Vedanta Resources PLC, 8.250%, 06/07/21	222,500	0.2
				5,190,450	5.1
			Indonesia: 1.3%
250,000			Adaro Indonesia PT, 7.625%, 10/22/19	280,000	0.3
550,000			Indosat Palapa Co. BV, 7.375%, 07/29/20	627,000	0.6
400,000			Listrindo Capital BV, 6.950%, 02/21/19	446,735	0.4
				1,353,735	1.3
			Israel: 1.3%
725,000			Israel Electric Corp. Ltd., 7.250%, 01/15/19	788,138	0.8
400,000			Teva Pharmaceutical Finance Co., LLC, 6.150%, 02/01/36	523,946	0.5
				1,312,084	1.3
			Jamaica: 1.8%
500,000			Digicel Group Ltd., 8.250%, 09/30/20	552,500	0.5
1,170,000		#	Digicel Group Ltd., 8.250%, 09/30/20	1,292,850	1.3
				1,845,350	1.8
			Kazakhstan: 1.7%
1,625,000		#	Zhaikmunai LLP, 7.125%, 11/13/19	1,706,250	1.7

			Mexico: 10.0%
900,000			America Movil S.A.B de CV, 5.000%, 03/30/20	1,050,719	1.0
1,500,000		#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	1,691,250	1.7
1,027,000			Cemex Finance, LLC, 9.500%, 12/14/16	1,121,998	1.1
250,000			Cemex SAB de CV, 9.000%, 01/11/18	271,875	0.3
250,000		#	Cemex SAB de CV, 9.000%, 01/11/18	271,875	0.3
350,000			Grupo Bimbo SAB de CV, 4.500%, 01/25/22	382,959	0.4
900,000			Grupo Elektra SA de CV, 7.250%, 08/06/18	940,500	0.9
400,000			Grupo Televisa SAB, 6.625%, 03/18/25	519,899	0.5
800,000		#	Mexichem SAB de CV, 4.875%, 09/19/22	864,000	0.8
2,000,000		#	Mexico Generadora de Energia S de rl, 5.500%, 12/06/32	2,115,000	2.1

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Corporate Debt Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

		Mexico (continued)
700,000		NII Capital Corp., 7.625%, 04/01/21	$533,750	0.5
200,000		Servicios Corporativos Javer SAPI de CV, 9.875%, 04/06/21	216,000	0.2
200,000		Urbi Desarrollos Urbanos SAB de CV, 9.500%, 01/21/20	191,000	0.2
			10,170,825	10.0
		Mongolia: 0.5%
450,000		Mongolian Mining Corp., 8.875%, 03/29/17	483,750	0.5

		Paraguay: 0.4%
400,000	#	Telefonica Celular del Paraguay SA, 6.750%, 12/13/22	420,000	0.4

		Peru: 4.1%
650,000	#	Ajecorp BV, 6.500%, 05/14/22	705,250	0.7
1,150,000		Banco de Credito del Peru/Panama, 5.375%, 09/16/20	1,285,125	1.3
500,000		Corp Azucarera del Peru SA, 6.375%, 08/02/22	542,500	0.5
625,000		Southern Copper Corp., 6.750%, 04/16/40	756,724	0.7
700,000		Southern Copper Corp., 7.500%, 07/27/35	903,575	0.9
			4,193,174	4.1
		Qatar: 2.1%
498,000		QNB Finance Ltd., 3.375%, 02/22/17	524,145	0.5
501,000		Qtel International Finance Ltd., 3.375%, 10/14/16	526,614	0.5
517,000		Qtel International Finance Ltd., 4.750%, 02/16/21	585,502	0.6
400,000		Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.750%, 09/30/19	503,500	0.5
			2,139,761	2.1
		Russia: 10.8%
300,000	#	Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.500%, 09/26/19	318,144	0.3
500,000		Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.875%, 09/25/17	560,000	0.5
700,000		ALROSA Finance SA, 7.750%, 11/03/20	815,500	0.8
600,000	#	Brunswick Rail Finance Ltd., 6.500%, 11/01/17	628,080	0.6
300,000		Evraz Group SA, 7.400%, 04/24/17	318,000	0.3
100,000	#	Gaz Capital for Gazprom, 9.250%, 04/23/19	132,875	0.1
275,000	#	Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	282,562	0.3
400,000	#	Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/21	463,600	0.5
205,000		Gazprom OAO Via Gaz Capital SA, 6.212%, 11/22/16	230,112	0.2
500,000	#	Home Credit & Finance Bank OOO Via Eurasia Capital SA, 9.375%, 04/24/20	526,250	0.5
250,000		Lukoil International Finance BV, 6.125%, 11/09/20	290,313	0.3
300,000		MTS International Funding Ltd., 8.625%, 06/22/20	379,875	0.4
800,000	#	Rosneft Oil Co. via Rosneft International Finance Ltd., 3.149%, 03/06/17	814,000	0.8
1,300,000	#	Rosneft Oil Co. via Rosneft International Finance Ltd., 4.199%, 03/06/22	1,326,000	1.3
500,000	#	Sberbank of Russia Via SB Capital SA, 4.950%, 02/07/17	541,875	0.5
500,000	#	Sberbank of Russia Via SB Capital SA, 5.125%, 10/29/22	511,875	0.5
500,000	#	Severstal OAO Via Steel Capital SA, 5.900%, 10/17/22	506,875	0.5
550,000		TMK OAO Via TMK Capital SA, 7.750%, 01/27/18	580,250	0.6
250,000		TNK-BP Finance SA, 7.500%, 07/18/16	290,625	0.3
400,000		VimpelCom Holdings BV, 6.255%, 03/01/17	429,000	0.4
425,000		VTB Bank OJSC Via VTB Capital SA, 6.315%, 02/22/18	468,053	0.5
600,000	#	VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/22	648,000	0.6
			11,061,864	10.8
		South Africa: 1.6%
500,000		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22	507,161	0.5
300,000		Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	295,299	0.3
875,000		Sasol Financing International PLC, 4.500%, 11/14/22	882,656	0.8
			1,685,116	1.6

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Corporate Debt Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

		South Korea: 3.8%
100,000	#	Hyundai Capital America, 4.000%, 06/08/17	$108,001	0.1
800,000	#	Korea East-West Power Co. Ltd., 2.500%, 07/16/17	814,939	0.8
720,000	#	Korea Gas Corp., 6.250%, 01/20/42	967,162	1.0
800,000		POSCO, 5.250%, 04/14/21	912,930	0.9
400,000		Shinhan Bank, 4.375%, 07/27/17	439,809	0.4
565,000		Shinhan Bank, 5.663%, 03/02/35	592,407	0.6
			3,835,248	3.8
		Sweden: 1.1%
500,000		Eileme 2 AB, 11.625%, 01/31/20	587,500	0.6
500,000	#	PKO Finance AB, 4.630%, 09/26/22	527,500	0.5
			1,115,000	1.1
		Thailand: 0.7%
650,000		PTTEP Canada International Finance Ltd., 5.692%, 04/05/21	754,099	0.7

		Turkey: 5.9%
350,000		Akbank TAS, 6.500%, 03/09/18	400,138	0.4
300,000	#	Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.375%, 11/01/22	297,000	0.3
500,000	#	Tupras Turkiye Petrol Rafinerileri AS, 4.125%, 05/02/18	499,375	0.5
500,000	#	Turkiye Garanti Bankasi AS, 5.250%, 09/13/22	540,000	0.5
400,000	#	Turkiye Halk Bankasi AS, 4.875%, 07/19/17	428,000	0.4
1,500,000	#	Turkiye Is Bankasi, 6.000%, 10/24/22	1,588,125	1.6
1,200,000	#	Turkiye Vakiflar Bankasi Tao, 6.000%, 11/01/22	1,248,000	1.2
1,000,000	#	Yapi ve Kredi Bankasi AS, 5.500%, 12/06/22	1,010,000	1.0
			6,010,638	5.9
		Ukraine: 1.7%
700,000		Ferrexpo Finance PLC, 7.875%, 04/07/16	682,500	0.7
1,100,000		Metinvest BV, 8.750%, 02/14/18	1,075,250	1.0
			1,757,750	1.7
		United Arab Emirates: 4.0%
200,000		Abu Dhabi National Energy Co., 5.875%, 12/13/21	239,700	0.3
765,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	916,852	0.9
798,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	932,663	0.9
550,000		DP World Ltd., 6.850%, 07/02/37	646,938	0.6
860,000		DP World Sukuk Ltd., 6.250%, 07/02/17	968,575	1.0
287,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	339,736	0.3
			4,044,464	4.0
		United Kingdom: 1.7%
850,000		Afren PLC, 10.250%, 04/08/19	998,604	1.0
700,000		Vedanta Resources PLC, 6.750%, 06/07/16	740,250	0.7
			1,738,854	1.7
		Total Corporate Bonds/Notes (Cost $96,097,813)	99,076,398	97.1

FOREIGN GOVERNMENT BONDS: 0.5%
		Russia: 0.5%
525,000	#	EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	536,812	0.5

		Total Foreign Government Bonds (Cost $525,000)	536,812	0.5

		Total Long-Term Investments (Cost $96,622,813)	99,613,210	97.6

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
		Mutual Funds: 0.9%
917,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $917,000)	$917,000	0.9

		Total Short-Term Investments (Cost $917,000)	917,000	0.9

		Total Investments in Securities (Cost $97,539,813)	$100,530,210	98.5
		Assets in Excess of Other Liabilities	1,558,196	1.5
		Net Assets	$102,088,406	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Corporate Debt Fund	as of December 31, 2012 (Unaudited) (continued)

EUR	EU Euro

	Cost for federal income tax purposes is $97,546,736.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$3,153,820
	Gross Unrealized Depreciation	(170,346)
	Net Unrealized Appreciation	$2,983,474

Sector Diversification	Percentage of Net Assets
Financials	30.8%
Energy	17.0
Materials	12.9
Industrials	9.4
Utilities	9.2
Telecommunication Services	8.0
Consumer Staples	4.4
Corporate Bonds/Notes	2.8
Consumer Discretionary	1.6
Health Care	1.0
Foreign Government Bonds	0.5
Short-Term Investments	0.9
Assets in Excess of Other Liabilities	1.5
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2012
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$99,076,398	$—	$99,076,398
Foreign Government Bonds	—	536,812	—	536,812
Short-Term Investments	917,000	—	—	917,000
Total Investments, at fair value	$917,000	$99,613,210	$—	$100,530,210
Other Financial Instruments+
Futures	30,510	—	—	30,510
Total Assets	$947,510	$99,613,210	$—	$100,560,720
Liabilities Table
Other Financial Instruments+
Futures	$(21,381)	$—	$—	$(21,381)
Forward Foreign Currency Contracts	—	(26,115)	—	(26,115)
Total Liabilities	$(21,381)	$(26,115)	$—	$(47,496)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At December 31, 2012, the following forward foreign currency contracts were outstanding for the ING Emerging Markets Corporate Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Deutsche Bank AG	EU Euro	975,000	Sell	03/08/13	$1,261,556	$1,287,671	$(26,115)
							$(26,115)

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Corporate Debt Fund	as of December 31, 2012 (Unaudited) (continued)

ING Emerging Markets Corporate Debt Fund Open Futures Contracts on December 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	8	03/28/13	$1,763,750	$480
U.S. Treasury 5-Year Note	54	03/28/13	6,718,359	(8,994)
U.S. Treasury Long Bond	5	03/19/13	737,500	(12,387)
			$9,219,609	$(20,901)
Short Contracts
U.S. Treasury 10-Year Note	(13)	03/19/13	(1,726,156)	8,764
U.S. Treasury Ultra Long Bond	(6)	03/19/13	(975,562)	21,266
			$(2,701,718)	$30,030

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Corporate Debt Fund	as of December 31, 2012 (Unaudited) (continued)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2012:

Derivatives Fair Value*
Foreign exchange contracts	$(26,115)
Interest rate contracts	9,129
Total	$(16,986)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Hard Currency Debt Fund	as of December 31, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 30.3%
		Azerbaijan: 1.3%
2,200,000		State Oil Co. of the Azerbaijan Republic, 5.450%, 02/09/17	$2,425,500	1.3

		Brazil: 1.1%
2,000,000	#	Caixa Economica Federal, 3.500%, 11/07/22	2,035,000	1.1

		Chile: 2.4%
1,700,000	#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,733,481	1.0
350,000		Empresa Nacional del Petroleo, 4.750%, 12/06/21	376,435	0.2
2,050,000		Empresa Nacional del Petroleo, 5.250%, 08/10/20	2,267,649	1.2
			4,377,565	2.4
		China: 1.5%
2,500,000		CNPC General Capital Ltd., 3.950%, 04/19/22	2,705,020	1.5

		Croatia: 1.8%
3,000,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	3,180,000	1.8

		Georgia: 0.6%
875,000	#	Georgian Railway JSC, 7.750%, 07/11/22	1,001,875	0.6

		Indonesia: 3.1%
5,015,000		Pertamina Persero PT, 6.000%, 05/03/42	5,673,219	3.1

		Kazakhstan: 2.3%
2,250,000	#	Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	2,278,125	1.3
1,460,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	1,839,600	1.0
			4,117,725	2.3
		Mexico: 3.8%
824,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	941,420	0.5
3,300,000		Pemex Project Funding Master Trust, 6.625%, 06/15/35	4,207,500	2.3
275,000		Pemex Project Funding Master Trust, 6.625%, 06/15/38	349,937	0.2
634,000		Petroleos Mexicanos, 5.500%, 06/27/44	698,985	0.4
593,000		Petroleos Mexicanos, 6.500%, 06/02/41	747,180	0.4
			6,945,022	3.8
		Russia: 2.0%
650,000		Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	700,375	0.4
2,600,000		RZD Capital Ltd., 5.700%, 04/05/22	2,981,420	1.6
			3,681,795	2.0
		South Africa: 2.9%
5,271,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	5,317,121	2.9

		Trinidad And Tobago: 1.3%
2,097,917		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	2,323,443	1.3

		Venezuela: 6.2%
6,729,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	6,453,111	3.6
4,873,300		Petroleos de Venezuela SA, 9.750%, 05/17/35	4,714,918	2.6
			11,168,029	6.2
		Total Corporate Bonds/Notes
		(Cost $52,846,989)	54,951,314	30.3

FOREIGN GOVERNMENT BONDS: 62.6%
		Angola: 1.3%
2,050,000		Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	2,275,500	1.3

		Argentina: 1.4%
2,888,341		Argentina Government International Bond, 2.500%, 12/31/38	1,051,356	0.6
2,160,879		Argentina Government International Bond, 8.280%, 12/31/33	1,555,833	0.8
			2,607,189	1.4
		Aruba: 0.7%
1,250,000	#	Aruba Government Bond, 4.625%, 09/14/23	1,263,750	0.7

		Belarus: 0.6%
1,020,000		Republic of Belarus, 8.950%, 01/26/18	1,055,700	0.6

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Hard Currency Debt Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

		Brazil: 4.2%
7,630,000		Brazilian Government International Bond, 2.625%, 01/05/23	$7,679,595	4.2

		Bulgaria: 0.5%
766,000		Bulgaria Government Bond, 8.250%, 01/15/15	875,017	0.5

		Colombia: 4.8%
4,000,000		Colombia Government International Bond, 4.375%, 07/12/21	4,616,000	2.5
300,000		Colombia Government International Bond, 7.375%, 03/18/19	395,850	0.2
2,500,000		Colombia Government International Bond, 8.125%, 05/21/24	3,775,000	2.1
			8,786,850	4.8
		Costa Rica: 0.6%
1,100,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	1,115,400	0.6

		Croatia: 0.6%
900,000		Croatia Government International Bond, 6.375%, 03/24/21	1,028,250	0.6

		Dominican Republic: 0.6%
1,000,000		Dominican Republic International Bond, 7.500%, 05/06/21	1,169,000	0.6

		Egypt: 0.5%
530,000		Egypt Government International Bond, 5.750%, 04/29/20	530,000	0.3
420,000		Egypt Government International Bond, 6.875%, 04/30/40	400,050	0.2
			930,050	0.5
		El Salvador: 1.2%
250,000	#	El Salvador Government International Bond, 5.875%, 01/30/25	254,000	0.1
1,752,000		El Salvador Government International Bond, 7.650%, 06/15/35	2,010,420	1.1
			2,264,420	1.2
		Ghana: 0.6%
881,000		Republic of Ghana, 8.500%, 10/04/17	1,021,960	0.6

		Hungary: 2.5%
3,106,000		Hungary Government International Bond, 6.375%, 03/29/21	3,444,554	1.9
1,000,000		Hungary Government International Bond, 7.625%, 03/29/41	1,160,000	0.6
			4,604,554	2.5
		Iraq: 0.8%
1,600,000		Republic of Iraq, 5.800%, 01/15/28	1,524,000	0.8

		Ivory Coast: 1.3%
2,450,000	±	Ivory Coast Government International Bond, 5.750%, 12/31/32	2,303,000	1.3

		Latvia: 0.5%
1,000,000	#	Republic of Latvia, 2.750%, 01/12/20	994,000	0.5

		Lebanon: 1.9%
3,470,000		Lebanon Government International Bond, 6.100%, 10/04/22	3,513,375	1.9

		Lithuania: 1.9%
2,100,000		Lithuania Government International Bond, 6.625%, 02/01/22	2,693,355	1.5
600,000	#	Lithuania Government International Bond, 6.625%, 02/01/22	769,530	0.4
			3,462,885	1.9
		Mongolia: 1.1%
2,000,000	#	Mongolia Government International Bond, 5.125%, 12/05/22	1,970,000	1.1

		Morocco: 0.6%
1,000,000	#	Morocco Government International Bond, 4.250%, 12/11/22	1,012,500	0.6

		Panama: 2.1%
137,000		Panama Government International Bond, 5.200%, 01/30/20	164,331	0.1
2,506,000		Panama Government International Bond, 6.700%, 01/26/36	3,571,050	2.0
			3,735,381	2.1
		Peru: 2.0%
2,761,000		Peruvian Government International Bond, 5.625%, 11/18/50	3,593,442	2.0

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Hard Currency Debt Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

		Philippines: 6.4%
9,656,000		Philippine Government International Bond, 4.000%, 01/15/21	$10,863,000	6.0
500,000		Philippine Government International Bond, 6.375%, 01/15/32	686,875	0.4
			11,549,875	6.4
		Poland: 2.6%
3,850,000		Poland Government International Bond, 3.000%, 03/17/23	3,850,000	2.1
752,000		Poland Government International Bond, 5.000%, 03/23/22	889,992	0.5
			4,739,992	2.6
		Republic Of Serbia: 1.6%
1,700,000	#	Republic of Serbia, 5.250%, 11/21/17	1,772,250	1.0
1,000,000		Republic of Serbia, 7.250%, 09/28/21	1,153,750	0.6
			2,926,000	1.6
		Romania: 1.6%
2,310,000		Romanian Government International Bond, 6.750%, 02/07/22	2,815,313	1.6

		Russia: 4.2%
400,000		Russian Foreign Bond - Eurobond, 5.625%, 04/04/42	498,000	0.3
5,518,000		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	7,098,355	3.9
			7,596,355	4.2
		Sri Lanka: 1.7%
875,000		Sri Lanka Government International Bond, 5.875%, 07/25/22	936,250	0.5
2,000,000	#	Sri Lanka Government International Bond, 5.875%, 07/25/22	2,140,000	1.2
			3,076,250	1.7
		Turkey: 5.7%
300,000		Turkey Government International Bond, 6.000%, 01/14/41	375,375	0.2
1,350,000		Turkey Government International Bond, 7.375%, 02/05/25	1,832,625	1.0
3,535,000		Turkey Government International Bond, 7.500%, 11/07/19	4,581,360	2.5
2,400,000		Turkey Government International Bond, 8.000%, 02/14/34	3,606,000	2.0
			10,395,360	5.7
		Ukraine: 3.6%
2,000,000	#	Financing of Infrastrucural Projects State Enterprise, 9.000%, 12/07/17	2,010,000	1.1
1,600,000	#	Ukraine Government International Bond, 7.800%, 11/28/22	1,616,000	0.9
2,750,000		Ukraine Government International Bond, 9.250%, 07/24/17	2,997,500	1.6
			6,623,500	3.6
		Uruguay: 1.7%
1,285,000		Uruguay Government International Bond, 7.625%, 03/21/36	1,996,890	1.1
712,288	&	Uruguay Government International Bond, 7.875%, 01/15/33	1,108,676	0.6
			3,105,566	1.7
		Vietnam: 0.8%
1,200,000		Vietnam Government International Bond, 6.750%, 01/29/20	1,374,000	0.8

		Zambia: 0.4%
660,000	#	Zambia Government International Bond, 5.375%, 09/20/22	660,000	0.4

		Total Foreign Government Bonds
		(Cost $111,206,194)	113,648,029	62.6

		Total Long-Term Investments
		(Cost $164,053,183)	168,599,343	92.9

SHORT-TERM INVESTMENTS: 5.7%
		U.S. Treasury Bills: 2.1%
3,750,000		United States Treasury Bill, 0.040%, 03/21/13 (Cost $3,749,675)	3,749,655	2.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.6%
6,603,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $6,603,000)	$6,603,000	3.6

		Total Short-Term Investments
		(Cost $10,352,675)	10,352,655	5.7

		Total Investments in Securities (Cost $174,405,858)	$178,951,998	98.6
		Assets in Excess of Other Liabilities	2,627,260	1.4
		Net Assets	$181,579,258	100.0

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Hard Currency Debt Fund	as of December 31, 2012 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
&	Payment-in-kind
±	Defaulted security

	Cost for federal income tax purposes is $174,803,161.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$4,855,692
	Gross Unrealized Depreciation	(706,855)
	Net Unrealized Appreciation	$4,148,837

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	62.6%
Energy	18.1
Industrials	6.1
Financials	2.8
Utilities	2.3
Materials	1.0
Short-Term Investments	5.7
Assets in Excess of Other Liabilities	1.4
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2012
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$54,951,314	$—	$54,951,314
Short-Term Investments	6,603,000	3,749,655	—	10,352,655
Foreign Government Bonds	—	113,648,029	—	113,648,029
Total Investments, at fair value	$6,603,000	$172,348,998	$—	$178,951,998
Other Financial Instruments+
Futures	211,346	—	—	211,346
Total Assets	$6,814,346	$172,348,998	$—	$179,163,344
Liabilities Table
Other Financial Instruments+
Futures	$(23,715)	$—	$—	$(23,715)
Total Liabilities	$(23,715)	$—	$—	$(23,715)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Hard Currency Debt Fund	as of December 31, 2012 (Unaudited) (continued)

ING Emerging Markets Hard Currency Debt Fund Open Futures Contracts on December 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	79	03/28/13	$17,417,032	$(431)
U.S. Treasury 5-Year Note	129	03/28/13	16,049,414	(23,284)
U.S. Treasury Long Bond	16	03/19/13	2,360,000	15,460
			$35,826,446	$(8,255)
Short Contracts
U.S. Treasury 10-Year Note	(134)	03/19/13	(17,792,688)	82,466
U.S. Treasury Ultra Long Bond	(32)	03/19/13	(5,203,000)	113,420
			$(22,995,688)	$195,886

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Local Currency Debt Fund	as of December 31, 2012 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 13.4%
			Brazil: 0.6%
BRL	1,631,000		Banco Votorantim SA, 6.250%, 05/16/16	$924,432	0.6

			Colombia: 2.4%
	3,625,000	#	Citigroup Funding, Inc. CLN Colombia, 7.500%, 08/27/26	3,591,425	2.4

			Indonesia: 9.4%
IDR	56,500,000,000	#	Deutsche Bank AG/London CLN Indonesia, 8.250%, 06/17/32	7,233,114	4.7
IDR	64,500,000,000	#	JPMorgan Chase Bank NA CLN Indonesia, 6.250%, 04/17/17	7,096,171	4.7
				14,329,285	9.4
			Nigeria: 1.0%
NGN	190,000,000	#	Citigroup Funding, Inc. CLN Nigeria, 16.390%, 01/31/22	1,510,753	1.0

			Total Corporate Bonds/Notes
			(Cost $20,215,790)	20,355,895	13.4

FOREIGN GOVERNMENT BONDS: 67.8%
			Czech Republic: 4.4%
CZK	126,000,000		Czech Republic Government Bond, 2.800%, 09/16/13	6,754,224	4.4

			Dominican Republic: 1.0%
DOP	10,000,000		Dominican Republic International Bond, 14.000%, 10/18/19	247,984	0.2
DOP	35,500,000	#	Dominican Republic International Bond, 14.000%, 10/18/19	880,341	0.6
DOP	11,870,000		Dominican Republic International Bond, 15.500%, 04/19/19	312,622	0.2
				1,440,947	1.0
			Hungary: 3.6%
HUF	160,000,000		Hungary Government Bond, 6.500%, 06/24/19	750,472	0.5
HUF	983,000,000		Hungary Government Bond, 7.000%, 06/24/22	4,777,342	3.1
				5,527,814	3.6
			Malaysia: 4.4%
MYR	18,800,000		Malaysia Government Bond, 4.392%, 04/15/26	6,634,224	4.4

			Mexico: 9.5%
MXN	109,500,000		Mexican Bonos, 8.000%, 12/17/15	9,184,284	6.0
MXN	53,500,000		Mexican Bonos, 8.500%, 11/18/38	5,250,961	3.5
				14,435,245	9.5
			Nigeria: 0.5%
NGN	100,000,000		Nigeria Government Bond, 16.000%, 06/29/19	755,235	0.5

			Peru: 3.4%
PEN	3,920,000	#	Peruvian Government International Bond, 7.840%, 08/12/20	1,939,344	1.3
PEN	300,000	#	Peruvian Government International Bond, 8.200%, 08/12/26	165,173	0.1
PEN	6,200,000	#	Peruvian Government International Bond, 8.600%, 08/12/17	3,005,877	2.0
				5,110,394	3.4
			Philippines: 1.0%
PHP	61,000,000		Philippine Government International Bond, 3.900%, 11/26/22	1,542,585	1.0

			Poland: 10.5%
PLN	6,000,000		Poland Government International Bond, 5.750%, 09/23/22	2,274,176	1.5
PLN	40,000,000		Poland Government Bond, 5.000%, 04/25/16	13,692,390	9.0
				15,966,566	10.5
			Russia: 4.7%
RUB	199,248,000		Russian Federal Bond - OFZ, 8.150%, 02/03/27	7,225,936	4.7

			Singapore: 3.9%
SGD	7,300,000		Singapore Government Bond, 1.625%, 04/01/13	5,995,604	3.9

			South Africa: 7.3%
ZAR	81,439,400		South Africa Government Bond, 6.250%, 03/31/36	7,807,221	5.1
ZAR	22,000,000		South Africa Government Bond, 10.500%, 12/21/26	3,329,400	2.2
				11,136,621	7.3
			Thailand: 4.8%
THB	21,300,000		Thailand Government Bond, 3.580%, 12/17/27	676,411	0.4
THB	200,000,000		Thailand Government Bond, 3.650%, 12/17/21	6,646,708	4.4
				7,323,119	4.8

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Local Currency Debt Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Turkey: 8.8%
TRY	19,000,000		Turkey Government Bond, 9.000%, 03/08/17	$11,699,599	7.7
TRY	2,500,000		Turkey Government Bond, 9.500%, 01/12/22	1,683,764	1.1
				13,383,363	8.8
			Total Foreign Government Bonds
			(Cost $99,213,854)	103,231,877	67.8

			Total Long-Term Investments
			(Cost $119,429,644)	123,587,772	81.2

SHORT-TERM INVESTMENTS: 13.2%
			U.S. Treasury Bills: 8.8%
	13,500,000		United States Treasury Bill, 0.040%, 03/21/13 (Cost $13,498,728)	13,498,758	8.8

			Foreign Government Bonds: 0.5%
MYR	1,500,000	Z	Bank Negara Malaysia Monetary Notes, 2.930%, 04/09/13	486,592	0.3
NGN	50,000,000		Nigeria Government Bond, 12.200%, 10/10/13	292,179	0.2
				778,771	0.5

Shares				Value	Percentage of Net Assets
			Mutual Funds: 3.9%
	5,894,000		BlackRock Liquidity Funds, TempFund, Institutional Class
			(Cost $5,894,000)	$5,894,000	3.9

			Total Short-Term Investments
			(Cost $20,170,945)	20,171,529	13.2

			Total Investments in Securities (Cost $139,600,589)	$143,759,301	94.4
			Assets in Excess of Other Liabilities	8,579,623	5.6
			Net Assets	$152,338,924	100.0

		†	Unless otherwise indicated, principal amount is shown in USD.
		#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
		Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		BRL	Brazilian Real
		CZK	Czech Koruna
		DOP	Dominican Peso
		HUF	Hungarian Forint
		IDR	Indonesian Rupiah
		MXN	Mexican Peso
		MYR	Malaysian Ringgit
		NGN	Nigerian Naira
		PEN	Peruvian Nuevo Sol
		PHP	Philippine Peso
		PLN	Polish Zloty
		RUB	Russian Ruble
		SGD	Singapore Dollar
		THB	Thai Baht
		TRY	Turkish New Lira
		ZAR	South African Rand

			Cost for federal income tax purposes is $139,651,343.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation	$4,445,273
			Gross Unrealized Depreciation	(337,315)
			Net Unrealized Appreciation	$4,107,958

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	67.8%
Financials	13.4
Short-Term Investments	13.2
Assets in Excess of Other Liabilities	5.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Local Currency Debt Fund	as of December 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2012
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$924,432	$19,431,463	$20,355,895
Short-Term Investments	5,894,000	14,277,529	—	20,171,529
Foreign Government Bonds	—	101,790,930	1,440,947	103,231,877
Total Investments, at fair value	$5,894,000	$116,992,891	$20,872,410	$143,759,301
Other Financial Instruments+
Swaps	—	336,532	—	336,532
Futures	20,534	—	—	20,534
Forward Foreign Currency Contracts	—	1,310,995	—	1,310,995
Total Assets	$5,914,534	$118,640,418	$20,872,410	$145,427,362
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(75,700)	$—	$(75,700)
Futures	(290)	—	—	(290)
Forward Foreign Currency Contracts	—	(939,613)	—	(939,613)
Total Liabilities	$(290)	$(1,015,313)	$—	$(1,015,603)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At December 31, 2012, the following forward foreign currency contracts were outstanding for the ING Emerging Markets Local Currency Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Mexican Peso	31,544,801	Buy	02/01/13	$2,471,560	$2,433,534	$(38,026)
Barclays Bank PLC	Philippine Peso	6,297,984	Buy	02/01/13	154,000	153,375	(625)
Barclays Bank PLC	Brazilian Real	1,459,325	Buy	02/01/13	687,000	709,837	22,837
Barclays Bank PLC	Hungarian Forint	437,782,380	Buy	02/01/13	2,008,428	1,975,890	(32,538)
Barclays Bank PLC	South African Rand	8,858,022	Buy	02/01/13	993,000	1,040,438	47,438
Barclays Bank PLC	Chinese Yuan	9,267,264	Buy	08/09/13	1,440,000	1,467,644	27,644
Credit Suise Group AG	South Korean Won	1,604,369,000	Buy	02/01/13	1,478,000	1,495,634	17,634
Credit Suise Group AG	Indian Rupee	8,714,095	Buy	02/01/13	158,000	158,059	59
Credit Suise Group AG	Colombian Peso	2,521,209,000	Buy	02/01/13	1,383,000	1,423,717	40,717
Credit Suise Group AG	Turkish Lira	3,702,457	Buy	02/01/13	2,058,000	2,066,748	8,748
Credit Suise Group AG	Turkish Lira	1,117,833	Buy	02/01/13	618,000	623,985	5,985
Credit Suise Group AG	Turkish Lira	1,853,904	Buy	02/01/13	1,032,000	1,034,868	2,868
Credit Suise Group AG	Mexican Peso	4,683,260	Buy	02/01/13	357,360	361,292	3,932
Citigroup, Inc.	South Korean Won	1,636,235,050	Buy	02/01/13	1,523,000	1,525,341	2,341
Citigroup, Inc.	Malaysian Ringgit	489,280	Buy	01/31/13	160,000	160,000	—
Citigroup, Inc.	Indian Rupee	81,834,058	Buy	02/01/13	1,495,000	1,484,333	(10,667)
Credit Suise Group AG	South Korean Won	1,621,260,120	Buy	02/01/13	1,501,000	1,511,381	10,381
Deutsche Bank AG	Mexican Peso	13,734,616	Buy	02/01/13	1,064,000	1,059,562	(4,438)
Deutsche Bank AG	Indian Rupee	32,181,690	Buy	02/01/13	582,000	583,722	1,722
Deutsche Bank AG	Turkish Lira	2,708,727	Buy	02/01/13	1,513,000	1,512,038	(962)
Deutsche Bank AG	Russian Ruble	46,997,860	Buy	02/01/13	1,519,000	1,530,014	11,014
Deutsche Bank AG	EU Euro	1,621,069	Buy	02/01/13	2,117,000	2,140,289	23,289
Deutsche Bank AG	Hungarian Forint	115,636,071	Buy	02/01/13	514,000	521,913	7,913
Deutsche Bank AG	Brazilian Real	511,371	Buy	02/01/13	249,000	248,738	(262)

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Local Currency Debt Fund	as of December 31, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Malaysian Ringgit	22,194,222	Buy	01/31/13	$7,195,054	$7,242,728	$47,674
Deutsche Bank AG	Brazilian Real	33,786,828	Buy	02/01/13	16,437,279	16,434,397	(2,882)
Deutsche Bank AG	Indonesian Rupiah	3,101,652,220	Buy	02/01/13	321,716	320,674	(1,042)
Deutsche Bank AG	Russian Ruble	245,464,046	Buy	02/01/13	7,644,331	7,991,077	346,746
Deutsche Bank AG	Thai Baht	110,500,222	Buy	02/01/13	3,568,863	3,605,918	37,055
Deutsche Bank AG	Hungarian Forint	1,020,881,274	Buy	02/01/13	4,601,491	4,607,654	6,163
Deutsche Bank AG	South African Rand	38,512,286	Buy	02/01/13	4,340,820	4,523,543	182,723
Deutsche Bank AG	Argentine Peso	7,228,440	Buy	01/10/13	1,455,000	1,462,696	7,696
HSBC	Colombian Peso	2,738,190,000	Buy	02/01/13	1,547,000	1,546,245	(755)
HSBC	Philippine Peso	66,660,438	Buy	02/01/13	1,631,000	1,625,111	(5,889)
HSBC	Brazilian Real	533,653	Buy	02/01/13	253,000	259,576	6,576
HSBC	Mexican Peso	2,339,031	Buy	02/01/13	178,000	180,445	2,445
HSBC	Mexican Peso	15,275,224	Buy	02/01/13	1,149,572	1,178,413	28,841
HSBC	Mexican Peso	2,777	Buy	02/01/13	209	214	5
HSBC	Brazilian Real	3,022,908	Buy	02/01/13	1,470,000	1,470,386	386
HSBC	Peruvian Nuevo Sol	806,027	Buy	02/01/13	309,000	315,182	6,182
HSBC	Czech Koruna	16,302,955	Buy	02/01/13	823,000	857,878	34,878
HSBC	Hungarian Forint	178,256,142	Buy	02/01/13	801,000	804,543	3,543
HSBC	Indian Rupee	62,090,484	Buy	02/01/13	1,129,000	1,126,217	(2,783)
HSBC	South Korean Won	1,318,887,990	Buy	02/01/13	1,211,000	1,229,502	18,502
HSBC	Chilean Peso	140,495,464	Buy	02/01/13	288,581	292,225	3,644
HSBC	Colombian Peso	4,730,285,180	Buy	02/01/13	2,564,813	2,671,173	106,360
HSBC	Philippine Peso	32,342,364	Buy	02/01/13	783,203	788,473	5,270
HSBC	Polish Zloty	2,369,853	Buy	02/01/13	733,803	763,193	29,390
HSBC	Turkish Lira	2,976,458	Buy	02/01/13	1,644,230	1,661,488	17,258
UBS Warburg LLC	Indonesian Rupiah	2,196,335,800	Buy	02/01/13	226,000	227,075	1,075
UBS Warburg LLC	South African Rand	5,398,455	Buy	02/01/13	607,000	634,087	27,087
UBS Warburg LLC	EU Euro	382,237	Buy	02/01/13	496,000	504,665	8,665
UBS Warburg LLC	EU Euro	663,910	Buy	02/01/13	846,000	876,557	30,557
UBS Warburg LLC	Israeli New Shekel	700,750	Buy	02/01/13	180,000	187,401	7,401
UBS Warburg LLC	Polish Zloty	3,361,831	Buy	02/01/13	1,037,000	1,082,651	45,651
							$1,145,426

Barclays Bank PLC	Peruvian Nuevo Sol	3,726,558	Sell	02/01/13	$1,452,000	$1,457,205	$(5,205)
Barclays Bank PLC	Polish Zloty	1,113,251	Sell	02/01/13	351,000	358,514	(7,514)
Barclays Bank PLC	Hungarian Forint	307,597,666	Sell	02/01/13	1,413,000	1,388,314	24,686
Barclays Bank PLC	Hungarian Forint	197,245,270	Sell	02/01/13	900,626	890,248	10,378
Barclays Bank PLC	Israeli New Shekel	697,051	Sell	02/01/13	175,000	186,412	(11,412)
Barclays Bank PLC	Russian Ruble	6,539,705	Sell	02/01/13	205,000	212,900	(7,900)
Credit Suise Group AG	South Korean Won	1,609,454,000	Sell	02/01/13	1,493,000	1,500,375	(7,375)
Credit Suise Group AG	Mexican Peso	2,900,376	Sell	02/01/13	223,000	223,750	(750)
Credit Suise Group AG	Hungarian Forint	57,577,292	Sell	02/01/13	265,000	259,870	5,130
Credit Suise Group AG	South Korean Won	2,977,548,300	Sell	02/01/13	2,741,000	2,775,748	(34,748)
Credit Suise Group AG	Polish Zloty	1,819,331	Sell	02/01/13	574,000	585,901	(11,901)
Credit Suise Group AG	Turkish Lira	3,034,290	Sell	02/01/13	1,668,000	1,693,771	(25,771)
Credit Suise Group AG	Indian Rupee	24,326,882	Sell	02/01/13	436,000	441,249	(5,249)
Credit Suise Group AG	Singapore Dollar	7,351,994	Sell	02/01/13	6,010,671	6,018,150	(7,479)
Citigroup, Inc.	South African Rand	1,638,420	Sell	02/01/13	188,000	192,444	(4,444)
Citigroup, Inc.	Polish Zloty	4,777,539	Sell	02/01/13	1,509,000	1,538,569	(29,569)
Citigroup, Inc.	Colombian Peso	2,832,822,600	Sell	02/01/13	1,567,000	1,599,684	(32,684)
Citigroup, Inc.	Mexican Peso	11,605,817	Sell	02/01/13	884,150	895,334	(11,184)
Credit Suise Group AG	Hungarian Forint	120,992,990	Sell	02/01/13	552,000	546,091	5,909
Deutsche Bank AG	South African Rand	12,972,976	Sell	02/01/13	1,493,000	1,523,768	(30,768)
Deutsche Bank AG	Brazilian Real	2,989,014	Sell	02/01/13	1,432,000	1,459,836	(27,836)
Deutsche Bank AG	Turkish Lira	2,656,446	Sell	02/01/13	1,481,000	1,482,855	(1,855)
Deutsche Bank AG	South African Rand	1,759,344	Sell	02/01/13	201,000	206,647	(5,647)
Deutsche Bank AG	Turkish Lira	1,528,513	Sell	02/01/13	848,000	853,231	(5,231)

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Local Currency Debt Fund	as of December 31, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Brazilian Real	3,257,803	Sell	02/01/13	$1,552,000	$1,584,642	$(32,642)
Deutsche Bank AG	Indonesian Rupiah	2,025,419,000	Sell	02/01/13	209,000	209,404	(404)
Deutsche Bank AG	Colombian Peso	473,146,380	Sell	02/01/13	259,000	267,184	(8,184)
Deutsche Bank AG	Turkish Lira	860,688	Sell	02/01/13	479,000	480,445	(1,445)
Deutsche Bank AG	Brazilian Real	2,911,796	Sell	02/01/13	1,372,000	1,416,339	(44,339)
Deutsche Bank AG	Thai Baht	25,527,733	Sell	02/01/13	827,667	833,038	(5,371)
Deutsche Bank AG	Russian Ruble	19,809,150	Sell	02/01/13	615,000	644,886	(29,886)
Deutsche Bank AG	EU Euro	377,911	Sell	02/01/13	481,000	498,953	(17,953)
Deutsche Bank AG	South African Rand	3,537,262	Sell	02/01/13	400,000	415,477	(15,477)
Deutsche Bank AG	Czech Koruna	17,327,862	Sell	02/01/13	867,000	911,809	(44,809)
Deutsche Bank AG	Brazilian Real	511,695	Sell	02/01/13	249,000	248,896	104
Deutsche Bank AG	Czech Koruna	157,547,622	Sell	02/01/13	8,022,128	8,290,311	(268,183)
HSBC	Peruvian Nuevo Sol	423,612	Sell	02/01/13	164,000	165,646	(1,646)
HSBC	Malaysian Ringgit	1,984,531	Sell	01/31/13	644,000	647,620	(3,620)
HSBC	Philippine Peso	63,442,960	Sell	02/01/13	1,544,000	1,546,673	(2,673)
HSBC	EU Euro	1,995,971	Sell	02/01/13	2,558,000	2,635,269	(77,269)
HSBC	Peruvian Nuevo Sol	1,167,215	Sell	02/01/13	446,098	456,419	(10,321)
JPMorgan Chase & Co.	Mexican Peso	13,501,117	Sell	02/01/13	1,054,574	1,044,469	10,105
JPMorgan Chase & Co.	Hungarian Forint	238,438,010	Sell	02/01/13	1,078,472	1,076,168	2,304
UBS Warburg LLC	Russian Ruble	40,237,029	Sell	02/01/13	1,316,000	1,309,916	6,084
							$(774,044)

ING Emerging Markets Local Currency Debt Fund Open Futures Contracts on December 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	16	03/28/13	$3,527,500	$(290)
U.S. Treasury Long Bond	5	03/19/13	737,500	4,831
U.S. Treasury Ultra Long Bond	1	03/19/13	162,594	1,404
			$4,427,594	$5,945
Short Contracts
U.S. Treasury 10-Year Note	(17)	03/19/13	(2,257,282)	14,036
U.S. Treasury 5-Year Note	(1)	03/28/13	(124,414)	263
			$(2,381,696)	$14,299

ING Emerging Markets Local Currency Debt Fund Over-the-Counter Interest Rate Swap Agreements Outstanding on December 31, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 8.850% Counterparty: Deutsche Bank AG	01/02/17	BRL	26,700,000	$257,884	$—	$257,884
Receive a fixed rate equal to 4.940% and pay a floating rate based on the CLP-PuntaCamara-BCC (OIS) Counterparty: Barlcays Bank PLC	10/10/14	CLP	7,550,000,000	(75,700)	—	(75,700)
Receive a floating rate based on the CLP-PuntaCamara-BCC (OIS) and pay a fixed rate equal to 5.140% Counterparty: Barlcays Bank PLC	10/10/17	CLP	3,300,000,000	54,283	—	54,283
Receive a floating rate based on the 3-month KRW-CD and pay a fixed rate equal to 2.760% Counterparty: Deutsche Bank AG	09/12/17	KRW	3,500,000,000	17,299	—	17,299
Receive a fixed rate equal to 3.230% and pay a floating rate based on the 6-month THFX Index Counterparty: HSBC	12/20/17	THB	100,000,000	7,066	—	7,066
				$260,832	$—	$260,832

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Local Currency Debt Fund	as of December 31, 2012 (Unaudited) (continued)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2012:

Derivatives Fair Value*
Foreign exchange contracts	$371,382
Interest rate contracts	281,076
Total	$652,458

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Investment Grade Credit Fund	as of December 31, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 99.3%
		Consumer Discretionary: 12.5%
275,000		Comcast Corp., 4.650%, 07/15/42	$290,152	2.6
250,000		DirecTV Holdings, LLC, 3.550%, 03/15/15	263,112	2.4
150,000		McDonald’s Corp., 2.625%, 01/15/22	154,140	1.4
300,000		Time Warner Cable, Inc., 5.000%, 02/01/20	349,534	3.2
300,000		Viacom, Inc., 2.500%, 12/15/16	313,002	2.9
			1,369,940	12.5
		Consumer Staples: 8.4%
300,000		Campbell Soup Co., 2.500%, 08/02/22	297,593	2.7
300,000	#	Kraft Foods Group, Inc., 1.625%, 06/04/15	305,512	2.8
300,000		PepsiCo, Inc./NC, 3.000%, 08/25/21	317,944	2.9
			921,049	8.4
		Energy: 14.4%
250,000		Apache Corp., 3.625%, 02/01/21	272,651	2.5
27,000		Noble Holding International Ltd., 2.500%, 03/15/17	27,884	0.2
250,000		Noble Holding International Ltd., 3.050%, 03/01/16	260,978	2.4
300,000		Sunoco Logistics Partners Operations L.P., 4.650%, 02/15/22	327,086	3.0
300,000		Transocean, Inc., 4.950%, 11/15/15	328,672	3.0
100,000		NuStar Logistics L.P., 6.050%, 03/15/13	100,658	0.9
250,000		Williams Partners L.P., 3.800%, 02/15/15	264,466	2.4
			1,582,395	14.4
		Financials: 34.4%
250,000		American International Group, Inc., 5.850%, 01/16/18	296,102	2.7
100,000		American Express Credit Corp., 5.875%, 05/02/13	101,814	0.9
250,000		Bank of America Corp., 5.625%, 07/01/20	296,611	2.7
250,000		Citigroup, Inc., 4.875%, 05/07/15	265,907	2.4
250,000		CNA Financial Corp., 5.750%, 08/15/21	293,451	2.7
200,000		Ford Motor Credit Co. LLC, 3.000%, 06/12/17	205,630	1.9
300,000		General Electric Capital Corp., 4.375%, 09/16/20	335,057	3.1
300,000		JPMorgan Chase & Co., 5.125%, 09/15/14	319,194	2.9
300,000		MetLife, Inc., 4.125%, 08/13/42	300,347	2.7
100,000		Morgan Stanley, 4.100%, 01/26/15	104,268	0.9
250,000		Murray Street Investment Trust I, 4.647%, 03/09/17	270,587	2.5
250,000		Svenska Handelsbanken AB, 3.125%, 07/12/16	265,426	2.4
70,000		US Bancorp, 3.000%, 03/15/22	72,866	0.7
300,000		Vornado Realty L.P., 5.000%, 01/15/22	331,288	3.0
300,000		Wells Fargo & Co., 2.625%, 12/15/16	316,812	2.9
			3,775,360	34.4
		Health Care: 2.7%
300,000		UnitedHealth Group, Inc., 3.950%, 10/15/42	299,050	2.7

		Industrials: 2.8%
300,000		3M Co., 1.375%, 09/29/16	306,351	2.8

		Information Technology: 5.4%
250,000		Applied Materials, Inc., 4.300%, 06/15/21	279,337	2.6
300,000		Intel Corp., 1.950%, 10/01/16	310,122	2.8
			589,459	5.4
		Materials: 2.8%
300,000		Eastman Chemical Co., 2.400%, 06/01/17	310,193	2.8

		Telecommunication Services: 7.0%
250,000		AT&T, Inc., 5.350%, 09/01/40	291,405	2.7
200,000		Verizon Communications, Inc., 2.000%, 11/01/16	207,117	1.9
250,000		Vodafone, 2.875%, 03/16/16	264,339	2.4
			762,861	7.0
		Utilities: 8.9%
150,000		Commonwealth Edison Co., 1.625%, 01/15/14	151,651	1.4
50,000		Consolidated Edison Co. of New York, Inc., 5.500%, 09/15/16	58,055	0.5
100,000		Detroit Edison Co, 3.450%, 10/01/20	109,713	1.0
250,000		Public Service Co. of Colorado, 3.200%, 11/15/20	272,971	2.5
102,000		Public Service Co. of Oklahoma, 6.150%, 08/01/16	118,658	1.1

PORTFOLIO OF INVESTMENTS
ING Investment Grade Credit Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

		Utilities (continued)
250,000		Wisconsin Electric Power Co., 2.950%, 09/15/21	$262,037	2.4
			973,085	8.9
		Total Corporate Bonds/Notes
		(Cost $10,304,489)	10,889,743	99.3
		Assets in Excess of Other Liabilities	73,698	0.7
		Net Assets	$10,963,441	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$591,591
		Gross Unrealized Depreciation	(6,337)
		Net Unrealized Appreciation	$585,254

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2012
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$10,889,743	$—	$10,889,743
Total Investments, at fair value	$—	$10,889,743	$—	$10,889,743

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 22, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 22, 2013